THE GABELLI FOCUS FIVE FUND
GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Investment Objective
The Focus Five Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Focus Five Fund:
This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focus Five Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 40 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees<br/> (fees paid directly from your investment):
Shareholder Fees - THE GABELLI FOCUS FIVE FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI FOCUS FIVE FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.53%	2.28%	1.28%

Expense Example
This example is intended to help you compare the cost of investing in the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Expense Example - THE GABELLI FOCUS FIVE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	156	483	834	1,824
Class A Shares	722	1,031	1,361	2,294
Class C Shares	331	712	1,220	2,615
Class I Shares	130	406	702	1,545

You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:
Expense Example, No Redemption - THE GABELLI FOCUS FIVE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	156	483	834	1,824
Class A Shares	722	1,031	1,361	2,294
Class C Shares	231	712	1,220	2,615
Class I Shares	130	406	702	1,545

Portfolio Turnover
The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. The balance of the Fund’s net assets not invested in equity securities will be held in short term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short term investments or cash, it will impact the likelihood of achieving its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio manager believes an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio manager to have a potential near term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

Principal Risks
You may want to invest in the Focus Five Fund if:
  you are a long term investor
  you seek capital appreciation
The Focus Five Fund’s share price will fluctuate with changes in the market value of the Focus Five Fund’s portfolio securities. Your investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Small and Mid Capitalization Companies Risk.    Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, lower revenues, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.
  Value Investing Risk.    The Focus Five Fund may invest in value stocks and they involve the risk that they may not reach what the portfolio manager believes are their full market values. From time to time value investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
An investment in the Focus Five Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.
Performance
The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.
FOCUS FIVE FUND <br/>(Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.63% (quarter ended June 30, 2009), and the lowest return for a quarter was (21.40)% (quarter ended December 31, 2018).

Prior to March 2012 and the implementation of the Focus Five Fund’s current strategy, the Focus Five Fund invested 80% of its assets under normal conditions in equity securities of companies considered small capitalization companies at the time of investment.
Average Annual Total Returns<br/>(for the years ended December 31, 2018)
Average Annual Total Returns - THE GABELLI FOCUS FIVE FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	(25.28%)	(4.35%)	7.31%	Dec. 31, 2002
Class AAA Shares | Return After Taxes on Distributions	(25.30%)	(4.99%)	6.81%	Dec. 31, 2002
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	(14.96%)	(3.33%)	5.86%	Dec. 31, 2002
Class A Shares	(29.59%)	(5.48%)	6.69%	Dec. 31, 2002
Class C Shares	(26.64%)	(5.07%)	6.52%	Dec. 31, 2002
Class I Shares	(25.11%)	(4.11%)	7.60%	Jan. 11, 2008
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	(11.08%)	6.03%	13.68%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(10.00%)	5.15%	13.15%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	8.21%	13.28%
MSCI ACWI Ex-US (reflects no deduction for fees, expenses or taxes)	(13.78%)	1.14%	7.06%
50% Russell 2500 Index and 25% Russell 1000 and 25% MSCI ACWI Ex-US (the “Blended Index”) (reflects no deduction for fees, expenses or taxes)	(9.66%)	4.88%	11.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

In addition to the Russell 2500 Index, the Russell 1000 Index, MSCI ACWI Ex-US and the Blended Index (collectively, the “Existing Indexes”), the Focus Five Fund’s returns are compared with the S&P MidCap 400 Index, a widely recognized, unmanaged index of mid cap U.S. equities. The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The Focus Five Fund intends to remove the comparisons to the Existing Indexes in the future because the Adviser believes that the S&P MidCap 400 Index provides an equal or better representation of the markets in which it invests.